DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET (Schedule of Deferred Tax and Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax asset (see Note 19)	$ 57,802	$ 66,362
Right of use - assets under operating leases	18,990	17,828
Prepaid long-term land lease, net	3,055	3,175
Fair value of cross currency interest rate swap (see Note 12D)	10,661	12,625
Long-term prepaid expenses and others	2,893	5,057
Deferred tax and other assets, net	$ 93,401	$ 105,047